Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) WholesaleCustomer	Dec. 31, 2019 USD ($) WholesaleCustomer
Available for Sale Debt Instruments Short Term Investment maturity Classification	greater than three months and remaining maturities of less than one year
Available for Sale Debt Instruments Long Term Investment maturity Classification	date of purchase and remaining maturities of greater than one year
Other-Than-Temporary Impairment	$ 0	$ 0
Inventory Write-down	200,000	$ 1,400,000
Finite-Lived Intangible Assets, Net	$ 2,941,000
Percnetage of Service Revenue Over Consolidated Revenues	10.00%	10.00%
Customer acquisition costs	$ 44,000,000.0	$ 51,600,000
Net loss	(18,114,000)	(72,064,000)
Accumulated deficit	(171,292,000)	(153,178,000)
Cash and cash equivalents	27,344,000	22,647,000
Short-term investments	$ 72,864,000	37,721,000
Expected Dividend Rate	0.00%
Net Cash Provided by (Used in) Operating Activities	$ (2,500,000)
Website Development and Internal Use Software Costs [Member]
Finite-Lived Intangible Assets, Net	2,900,000	1,300,000
Finite-Lived Intangible Assets, Accumulated Amortization	1,000,000.0	200,000
Prepaid Expenses and Other Current Assets [Member]
Accounts receivable	1,100,000	900,000
Accounts Receivable, Allowance for Credit Loss, Writeoff	0	0
Accounts Receivable, Allowance for Credit Loss	0	0
Other Noncurrent Assets [Member]
Property, Plant and Equipment, Net	$ 1,700,000	$ 200,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Single Wholesale Customer [Member]
Concentration Risk, Percentage	10.00%
Number Of customer over ten percent benchmark | WholesaleCustomer	1
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Major Customer [Member]
Concentration Risk, Percentage		10.00%
Number Of customer over ten percent benchmark | WholesaleCustomer		0
Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years
Minimum [Member] | Website Development and Internal Use Software Costs [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Website Development and Internal Use Software Costs [Member]
Finite-Lived Intangible Asset, Useful Life	3 years